Quarterly Holdings Report
for
Fidelity Freedom® 2015 Fund
June 30, 2025
F15-NPRT1-0825
1.818357.120
Bond Funds - 56.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	46,600,937	466,475,375
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	24,364,939	187,853,680
Fidelity Series Emerging Markets Debt Fund (b)	2,756,998	22,331,685
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	780,235	7,498,058
Fidelity Series Floating Rate High Income Fund (b)	376,613	3,336,795
Fidelity Series High Income Fund (b)	2,653,968	23,354,923
Fidelity Series International Credit Fund (b)	714,749	6,046,774
Fidelity Series International Developed Markets Bond Index Fund (b)	23,781,231	207,372,333
Fidelity Series Investment Grade Bond Fund (b)	139,089,023	1,404,799,127
Fidelity Series Long-Term Treasury Bond Index Fund (b)	29,060,305	156,344,441
Fidelity Series Real Estate Income Fund (b)	416,090	4,169,223
TOTAL BOND FUNDS (Cost $2,722,966,254)		2,489,582,414

Domestic Equity Funds - 19.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	2,406,230	31,882,548
Fidelity Series Blue Chip Growth Fund (b)	4,268,733	88,234,718
Fidelity Series Commodity Strategy Fund (b)	89,080	8,095,581
Fidelity Series Growth Company Fund (b)	6,323,823	158,601,491
Fidelity Series Intrinsic Opportunities Fund (b)	1,989,492	21,884,415
Fidelity Series Large Cap Stock Fund (b)	6,008,791	155,567,602
Fidelity Series Large Cap Value Index Fund (b)	2,717,406	46,875,246
Fidelity Series Opportunistic Insights Fund (b)	3,498,085	94,623,192
Fidelity Series Small Cap Core Fund (b)	413,178	4,817,656
Fidelity Series Small Cap Discovery Fund (b)	1,303,004	14,111,538
Fidelity Series Small Cap Opportunities Fund (b)	2,119,887	30,971,546
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,379,870	104,498,953
Fidelity Series Value Discovery Fund (b)	5,873,656	94,977,020
TOTAL DOMESTIC EQUITY FUNDS (Cost $446,161,017)		855,141,506

International Equity Funds - 17.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,890,491	53,156,126
Fidelity Series Emerging Markets Fund (b)	5,062,436	51,687,469
Fidelity Series Emerging Markets Opportunities Fund (b)	9,669,517	207,121,047
Fidelity Series International Growth Fund (b)	6,684,209	132,681,549
Fidelity Series International Small Cap Fund (b)	2,967,071	58,866,695
Fidelity Series International Value Fund (b)	8,610,775	131,486,539
Fidelity Series Overseas Fund (b)	8,172,318	132,391,557
Fidelity Series Select International Small Cap Fund (b)	268,848	3,581,056
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $448,325,699)		770,972,038

Short-Term Funds - 0.8%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $33,753,960)	3,399,257	34,298,503

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25 to 4.26	2,050,000	2,047,852
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	2,030,000	2,026,265
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	6,570,000	6,552,517
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	4,320,000	4,304,999
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,931,392)			14,931,633

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	7,239,430	7,240,877
Fidelity Series Government Money Market Fund (b)(f)	4.42	207,601,912	207,601,912
TOTAL MONEY MARKET FUNDS (Cost $214,842,789)			214,842,789

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,880,981,111)	4,379,768,883
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,262,292)
NET ASSETS - 100.0%	4,378,506,591

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	359	Sep 2025	48,136,515	411,608	411,608
ICE MSCI Emerging Markets Index Contracts (United States)	310	Sep 2025	19,119,250	387,500	387,500

TOTAL EQUITY CONTRACTS					799,108

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	1,105	Sep 2025	123,880,859	2,792,893	2,792,893
CBOT US Treasury Long Bond Contracts (United States)	400	Sep 2025	46,125,000	1,918,765	1,918,765

TOTAL INTEREST RATE CONTRACTS					4,711,658

TOTAL PURCHASED					5,510,766

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	283	Sep 2025	88,490,563	(3,128,554)	(3,128,554)

TOTAL FUTURES CONTRACTS					2,382,212
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,850,687.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,870,370	25,915,003	37,544,496	94,780	-	-	7,240,877	7,239,430	0.0%
Total	18,870,370	25,915,003	37,544,496	94,780	-	-	7,240,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	453,673,549	26,733,531	16,639,485	1,684,303	(73,894)	2,781,674	466,475,375	46,600,937
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	195,874,012	872,985	7,765,857	754,063	(2,140,753)	1,013,293	187,853,680	24,364,939
Fidelity Series All-Sector Equity Fund	29,612,635	2,078,898	4,200,678	-	624,205	3,767,488	31,882,548	2,406,230
Fidelity Series Blue Chip Growth Fund	86,877,366	67,447	15,102,648	-	3,937,740	12,454,813	88,234,718	4,268,733
Fidelity Series Canada Fund	47,165,982	755,336	1,839,100	-	374,677	6,699,231	53,156,126	2,890,491
Fidelity Series Commodity Strategy Fund	8,679,983	5,323	316,671	-	15,217	(288,271)	8,095,581	89,080
Fidelity Series Emerging Markets Debt Fund	22,502,574	347,091	869,024	332,441	(141,324)	492,368	22,331,685	2,756,998
Fidelity Series Emerging Markets Debt Local Currency Fund	7,181,221	3,726	224,641	-	(9,972)	547,724	7,498,058	780,235
Fidelity Series Emerging Markets Fund	50,159,388	30,919	4,118,218	-	439,394	5,175,986	51,687,469	5,062,436
Fidelity Series Emerging Markets Opportunities Fund	200,762,373	123,459	16,969,811	-	4,264,771	18,940,255	207,121,047	9,669,517
Fidelity Series Floating Rate High Income Fund	3,416,025	70,876	156,756	68,212	(14,824)	21,474	3,336,795	376,613
Fidelity Series Government Money Market Fund	197,608,024	16,762,899	6,769,011	2,174,788	-	-	207,601,912	207,601,912
Fidelity Series Growth Company Fund	158,854,040	98,178	29,129,932	-	6,464,788	22,314,417	158,601,491	6,323,823
Fidelity Series High Income Fund	23,154,310	394,775	855,928	380,389	(48,371)	710,137	23,354,923	2,653,968
Fidelity Series International Credit Fund	5,933,234	74,959	11,855	74,961	778	49,658	6,046,774	714,749
Fidelity Series International Developed Markets Bond Index Fund	205,370,797	6,989,316	7,600,583	1,000,110	(453,886)	3,066,689	207,372,333	23,781,231
Fidelity Series International Growth Fund	119,250,439	5,809,743	6,420,102	-	863,287	13,178,182	132,681,549	6,684,209
Fidelity Series International Small Cap Fund	58,448,043	33,220	9,692,311	-	1,859,899	8,217,844	58,866,695	2,967,071
Fidelity Series International Value Fund	134,493,683	78,415	18,580,733	-	7,740,423	7,754,751	131,486,539	8,610,775
Fidelity Series Intrinsic Opportunities Fund	23,026,291	13,591	2,529,715	-	98,992	1,275,256	21,884,415	1,989,492
Fidelity Series Investment Grade Bond Fund	1,382,265,426	70,377,072	51,915,053	14,757,239	(2,753,014)	6,824,696	1,404,799,127	139,089,023
Fidelity Series Large Cap Stock Fund	156,537,168	96,299	23,671,820	-	12,495,509	10,110,445	155,567,601	6,008,791
Fidelity Series Large Cap Value Index Fund	47,465,060	772,709	3,101,849	-	945,209	794,117	46,875,246	2,717,406
Fidelity Series Long-Term Treasury Bond Index Fund	157,464,313	8,178,072	5,386,999	1,465,864	(1,191,735)	(2,719,210)	156,344,441	29,060,305
Fidelity Series Opportunistic Insights Fund	94,157,732	58,534	15,370,813	-	7,831,548	7,946,191	94,623,192	3,498,085
Fidelity Series Overseas Fund	124,664,781	78,425	8,235,155	-	3,033,511	12,849,995	132,391,557	8,172,318
Fidelity Series Real Estate Income Fund	4,246,950	64,010	158,414	61,321	(352)	17,030	4,169,224	416,090
Fidelity Series Select International Small Cap Fund	784,519	2,372,410	16,585	-	62	440,650	3,581,056	268,848
Fidelity Series Short-Term Credit Fund	35,463,757	403,119	1,737,216	373,326	10,428	158,415	34,298,503	3,399,257
Fidelity Series Small Cap Core Fund	4,967,727	3,429	504,295	-	(76,693)	427,488	4,817,656	413,178
Fidelity Series Small Cap Discovery Fund	14,525,224	252,812	1,441,172	243,860	(143,229)	917,903	14,111,538	1,303,004
Fidelity Series Small Cap Opportunities Fund	31,827,512	19,192	3,712,667	-	1,199,671	1,637,838	30,971,546	2,119,887
Fidelity Series Stock Selector Large Cap Value Fund	105,603,252	1,907,585	7,135,333	-	43,934	4,079,515	104,498,953	7,379,870
Fidelity Series Value Discovery Fund	98,535,071	59,062	6,397,620	-	866,595	1,913,912	94,977,020	5,873,656
	4,290,552,461	145,987,417	278,578,050	23,370,877	46,062,591	153,571,954	4,357,596,373

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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